Share capital - Treasury Shares (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Treasury shares	€ 196	€ 169
Treasury shares
Disclosure of classes of share capital [line items]
Number of shares outstanding	12,970	15,723